Net revenues (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net revenues
Net revenues	¥ 8,987,738	¥ 8,761,318	¥ 8,721,175
Net product revenues
Net revenues
Net revenues	8,766,751	8,449,468	8,341,603
Net product revenues | ZKH platform
Net revenues
Net revenues	7,757,464	7,450,188	7,381,501
Net product revenues | GBB platform
Net revenues
Net revenues	1,009,287	999,280	960,102
Net service revenues
Net revenues
Net revenues	171,264	244,707	307,412
Net service revenues | ZKH platform
Net revenues
Net revenues	171,264	244,707	307,412
Other revenues
Net revenues
Net revenues	¥ 49,723	¥ 67,143	¥ 72,160